Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net	Intangible Assets, Net
Intangible asset is comprised of following:

	As of December 31,
	2019	2020
	(US$)
Cost: Developed technology (Note 3)	$—	$212,824
Less: Accumulated amortization	—	(3,547)
Intangible assets, net	$—	$209,277

Amortization expense recognized for the year ended December 31, 2020 is recorded in general and administrative expenses. The Company will record estimated amortization expenses of US$42,565, US$42,565, US$42,565, US$42,565 and US$39,018 for the years ending December 31, 2021, 2022, 2023, 2024 and 2025, respectively.